Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,566,000
Previously Paid Amount	0.00
Total Fee Amount	216.26
Total Offset Amount	0.00
Net Fee	216.26
Narrative - Max Aggregate Offering Price	$ 1,566,000
Final Prospectus	true